Related Party Transactions (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions
3. Related Party Transactions

At March 31, 2020 and December 31, 2019, the Company had an investment of $5,661,750 and $6,579,577, respectively, in The Gabelli U.S. Treasury Money Market Fund advised by Gabelli Funds, LLC, which is an affiliate of the Company. The amount is recorded in cash and cash equivalents in the Condensed Consolidated Statements of Financial Condition. Income earned from this investment totaled $29,550 and $59,035 for the three months ended March 31, 2020 and 2019, respectively, and is included in dividends and interest revenues in the Condensed Consolidated Statements of Operations.

For the three months ended March 31, 2020 and 2019, the Company earned $691,784 and $1,132,845, or approximately 67% and 74%, respectively, of its commission revenue from transactions executed on behalf of funds advised by Gabelli Funds, LLC. (“Gabelli Funds”) and private wealth management clients advised by GAMCO Asset Management Inc., (“GAMCO Asset”), each affiliates of the Company. GAMCO Asset and Gabelli Funds paid a total of $377,500 to the Company pursuant to research services agreements (see Note 2) for the three months ended March 31, 2019. No amounts for such services were paid during the three months ended March 31, 2020. These agreements were terminated effective January 1, 2020.

The Company participated as agent in the secondary offerings of the GAMCO Global Gold, Natural Resources & Income Trust (“GGN”). Pursuant to sales agreements between the parties, the Company earned sales manager fees related to this offering of $334,825 and $0 during the three months ended March 31, 2020 and 2019, respectively. Sales manager fees are separately disclosed in the Condensed Consolidated Statements of Operations.

The Company participated in the secondary offerings of the preferred stock of affiliated closed end funds in December 2019. The final settlements were received during March 2020 resulting in additional underwriting profit of $30,488.

The Company pays AC a management fee equal to 20% of the Company’s year-to-date pretax profits before consideration of this fee. In the three months ended March 31, 2020 and 2019, the Company did not pay a management fee to AC as there were no pretax profits.

AC has a sublease agreement with GBL that expired on April 1, 2020 and continues on a month to month basis. AC allocates this expense to the Company based on the percentage of square footage occupied by the Company’s employees (including pro rata allocation of common space).  For the three months ended March 31, 2020 and 2019, the Company paid $27,113 and $82,913, respectively, to AC. These amounts are included within occupancy and equipment expenses on the Condensed Consolidated Statements of Operations.

D. Related Party Transactions

At December 31, 2019 and 2018, the Company had an investment of $6,579,577 and $ 11,276,289, respectively, in The Gabelli U.S. Treasury Money Market Fund advised by Gabelli Funds, LLC, which is an affiliate of the Company.  The amount is recorded in cash and cash equivalents in the Consolidated Statements of Financial Condition.  Income earned from this investment totaled $175,846 and $157,581 in 2019 and 2018, respectively, and is included in dividends and interest revenues in the Consolidated Statements of Operations.

In 2019 and 2018, the Company earned $4,875,768 and $3,825,998 or approximately, 76% and 62%, respectively, of its commission revenue from transactions executed on behalf of funds advised by Gabelli Funds, LLC., (“Gabelli Funds”) and private wealth management clients advised by GAMCO Asset Management Inc., (“GAMCO Asset”), each affiliates of the Company.  GAMCO Asset and Gabelli Funds each paid $752,550 and $750,000, to the Company pursuant to research services agreements (see Note C) for the year ended December 31, 2019 and $1,000,000 and $1,030,000, for the year ended December 31, 2018.  Effective February 1, 2019, the Company amended its existing research service agreements, whereby GAMCO Asset and Gabelli Funds shall each pay $62,500 per month for research services provided.  These agreements were terminable immediately upon notice. These agreements were terminated on January 1, 2020.

The Company participated as agent in the secondary offerings of the GAMCO Global Gold, Natural Resources & Income Trust (“GGN”).  Pursuant to sales agreements between the parties, the Company earned sales manager fees related to this offering of $729,893 and $15,616 during 2019 and 2018, respectively. In connection with the clearance of the GGN transactions the Company collects and pays GGN and has a payable to GGN for $511,108 and $0 as of December 31, 2019 and 2018, respectively, included in payables to affiliates in the Consolidated Statement of Financial Condition.  Sales manager fees are separately disclosed in the Consolidated Statements of Operations.

The Company participated in the secondary offerings of the preferred stock of affiliated closed end funds during 2019 and 2018 as participants in the underwriting syndicate and selling groups earning $431,114 and $102,930.

During 2018, the Company had investments in mutual fund and closed-end funds advised by Gabelli Funds, LLC and GBL stock that were sold during the year. Dividend income earned from these affiliated investments totaled $1,393,132 in 2018, and is included in dividends and interest revenues in the Consolidated Statements of Operations. The Company also recorded related investment losses of $21,332,884 during 2018, which are included in principal transactions in the Consolidated Statements of Operations.

The Company made a non-cash return of capital to AC on December 3, 2018, totaling $85,606,259 in the form of securities with a fair value of $80,877,637 and a tax receivable settlement of $4,728,622.  The securities included certain common stocks, closed-end funds and a mutual fund, of which $70,970,347 million were affiliated investments.  The Company consequently realized net losses totaling $16,880,403, which are included in the affiliated investment losses of $21,332,884 noted above.

On December 31, 2018, AC paid $3,436,000 to G.research in exchange for the remaining 200,000 shares of GBL common stock.  The Company realized net losses of $2,332,000 in relation to this exchange, which is included in the affiliated investment losses of $21,332,884 noted above.

The Company also pays to or receives from AC the amount of its portion of the current tax expense or benefit as part of a tax sharing agreement.  During 2018, with respect to the tax amount resulting from the exchange of GBL stock, AC paid the Company $814,310.

The Company made a cash return of capital to AC on June 19, 2019, in the amount of $3,300,000.  AC made two capital contributions pursuant to the merger between G.research and Morgan Group on October 28, 2019 and November 21, 2019, of $300,000 and $110,889, respectively.  See Note I.

The Company pays AC a management fee equal to 20% of the Company’s year-to-date pretax profits before consideration of this fee.  In 2019 and 2018, the Company did not pay a management fee to AC as there were no pretax profits.

AC has a sublease agreement with GBL that currently expires on April 1, 2020, which is subject to annual renewal. AC allocates this expense to the Company based on the percentage of square footage occupied by the Company’s employees (including pro rata allocation of common space).  Pursuant to the sublease, AC and the Company shall pay a monthly fixed lease amount for the twelve-month contractual period.  For the years ended December 31, 2019 and 2018, the Company paid $321,975 and $314,691, respectively, under the sublease agreement.  These amounts are included within occupancy and equipment expenses on the Consolidated Statements of Operations.